Average Annual Total Returns - SA Wellington Real Return Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Bloomberg Barclays 1-10 Year U.S Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 1-10 Year U.S Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays 1-10 Year U.S Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays 1-10 Year U.S Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays World Government Inflation Linked 1-10 Year Bond Index (Hedged to USD) (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.04%	3.77%		2.00%	Jan. 23, 2012	6.78%	3.51%	2.20%	8.39%	4.13%	2.88%	2.19%	5.83%	3.90%	2.86%	2.43%